Share Capital (Details)																	1 Months Ended	6 Months Ended	9 Months Ended
	Jul. 04, 2024 USD ($) shares	Jun. 17, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Apr. 03, 2024 USD ($) shares	Mar. 02, 2024 USD ($)	Feb. 19, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares shares	Dec. 05, 2023 USD ($) shares	Nov. 06, 2023 USD ($) shares	Jun. 10, 2023 USD ($) shares	Jun. 01, 2023 USD ($) shares	May 23, 2023 USD ($) shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Jul. 16, 2024 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) shares	Jul. 08, 2024 shares	Jun. 29, 2024 shares	Oct. 31, 2023 shares	Nov. 17, 2022 USD ($)
Share Capital [Line Items]
Common shares fair value (in Dollars) | $						$ 68			$ 117			$ 27,965
Number of warrant shares																	138,320
Gross proceeds (in Dollars) | $					$ 157,918		$ 2,400,000
Underwritten public offering							1,468,000						103,249
Warrants purchase													46,942
Purchase common shares							1,500,000
Unregistered common warrants							1,500,000
Expire term							5 years
Net proceeds from offering (in Dollars) | $							$ 1,824,773											$ 2,936,079
Exercised shares					131,914
Fair value of RSU (in Dollars) | $	$ 103,387	$ 243,003	$ 127	$ 11,935						$ 10,000	$ 48,194	1,494		$ 110,096	$ 39,975				$ 256,252
Issuance of common share																38,462
Purchase price per share (in Dollars per share) | $ / shares																		$ 195
Aggregate gross proceeds (in Dollars) | $							$ 2,400,000						$ 3,500,000			$ 7,500,000
Additional common shares																		5,769
Common shares percentage																		15.00%
Received underwriter warrants																		1,923
Fair value of underwriter warrants (in Dollars) | $																		$ 337,579
Public per share (in Dollars per share) | $ / shares													$ 23.4
Pre-funded warrants purchased (in Dollars per share) | $ / shares													23.37
Pre-funded warrants were exercisable (in Dollars per share) | $ / shares													0.03
Exercise price per common share (in Dollars per share) | $ / shares													$ 23.4
Fair value issued (in Dollars) | $												$ 110,000
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding																			3,979,243			607,337
Number of shares issued	64,617		88	9,000		44			45	597	245	239		400	161				3,979,243	134,868		607,337
Purchase common shares							32,000
Purchase price per share (in Dollars per share) | $ / shares																$ 195
Net proceeds from offering post (in Dollars) | $																							$ 6,363,906
Payment per share (in Dollars per share) | $ / shares																		$ 243.75
Medigus SPA [Member]
Share Capital [Line Items]
Number of shares issued																					1,494
Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 1.6
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued		162,970
April 2023 Warrants [Member]
Share Capital [Line Items]
Number of warrant shares								1,062,188
September 2023 Warrants [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars) | $								$ 3,498,032
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Warrants purchase							32,000
Exercise price (in Dollars per share) | $ / shares							$ 0.0001
April 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Number of warrant shares																	306,172
Gross proceeds (in Dollars) | $																	$ 402,206
Expire term													5 years
Warrants [Member]
Share Capital [Line Items]
Number of shares issued																					75